Other income and (expenses)	12 Months Ended
Dec. 31, 2020
Profit (loss) [abstract]
Other income and (expenses)
21.	Other income and (expenses)

(a)	This caption is comprised of the following:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Other income
Gain from sale of written-off-loans (b)	12,962	11,311	13,615
Other technical income from insurance operations	11,547	13,362	10,908
Income from investments in associates	9,068	15,647	17,454
Services rendered to third parties	7,843	3,859	2,779
Income from ATM rentals	3,971	3,789	4,606
Insurance recovery	—	—	940
Other income	16,726	22,692	18,741

Total other income	62,117	70,660	69,043

Other expenses
Sundry technical insurance expenses	(47,285)	(42,016)	(40,593)
Commissions from insurance activities	(28,390)	(35,266)	(38,650)
Provision for accounts receivable	(7,310)	(3,303)	(2,134)
Donations	(5,509)	(5,352)	(5,068)
Provision for sundry risk	(4,918)	(3,872)	(3,504)
Expenses related to rental income	(1,993)	(3,456)	(3,901)
Administrative and tax penalties	(543)	(932)	(2,963)
Goodwill write-off, Note 9(b)	—	(2,233)	—
Provision for assets received as payment and seized assets	—	(355)	(9,754)
Other expenses (*)	(48,099)	(34,378)	(35,048)

Total other expenses	(144,047)	(131,163)	(141,615)

(*)
During the year 2020, corresponds mainly to
non-recurring
expenses derived from the
Covid-19
pandemic (implementation of safety protocols and remote working, among others); likewise, it comprises operating write-offs, different claims, among other minor expenses. During the years 2019 and 2018, correspond mainly to expenses for operating write-offs and Insurance Banking claims.

(b)
During the years 2020, 2019 and 2018, Interbank sold in cash to non-related
third parties
written-off
loan portfolios with gross value amounting to S/625,406,000, S/587,895,000 and S/466,264,000, respectively.